Other Income - Schedule of Other Income (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Schedule of Other Income [Line Items]
Other Income	$ 8,988	$ 21,775	$ 20,020	$ 16,052
Bank and other interest income [Member]
Schedule of Other Income [Line Items]
Other Income	8,988	21,775	20,020	15,945
Government grant [Member]
Schedule of Other Income [Line Items]
Other Income				56
Others [Member]
Schedule of Other Income [Line Items]
Other Income				$ 51